Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Text Block]
22 - 1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

22 - 2 Litigation

As of the date of these financial statements, the Company is not involved in any material legal proceedings.

22 - 3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.